CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2017
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

4.             CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

Key sources of judgment and estimation uncertainty

The preparation of financial statements requires the use of accounting estimates. It also requires management to exercise judgment in the process of applying its accounting policies. Estimates and judgments are regularly evaluated and are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. The following discusses the most significant accounting judgments and accounting estimates that the Company has made in the preparation of the financial statements including those estimates that could result in a material effect in the next financial year on the carrying amounts of assets and liabilities:

•	Mineral reserves and resources

The Company estimates its mineral reserves and resources based on information compiled by qualified persons as defined in accordance with National Instrument 43-101, Standards of Disclosure for Mineral Projects requirements. The estimation of ore reserves and resources requires judgment to interpret available geological data then select an appropriate mining method and establish an extraction schedule. It also requires assumptions about future commodity prices, exchange rates, production costs and recovery rates. There are uncertainties inherent in estimating mineral reserves and resources and assumptions that are valid at the time of estimation and may change significantly when new information becomes available. New geological data as well as changes in the above assumptions may change the economic status of reserves and may, ultimately, result in the reserves being revised.

Changes in the proven and probable mineral reserves and measured and indicated and inferred mineral resources estimates may impact the carrying value of mineral properties, plant and equipment, the calculation of depletion and depreciation expense, measurement of the decommissioning and site restoration provision and recognition of deferred tax amounts.

•	Impairment of mineral properties, plant and equipment

The application of the Company’s accounting policy for impairment of mineral properties, plant and equipment requires judgment to determine whether indicators of impairment exist. The review of impairment indicators includes consideration of both external and internal sources of information, including factors such as market and economic conditions, metal prices and forecasts, capital expenditure requirements, future operating costs and production volumes. Management has assessed impairment indicators on the Company’s mineral properties, plant and equipment and has concluded that no impairment indicators exist as of December 31, 2017.

•	Impairment of exploration and evaluation assets

The application of the Company’s accounting policy for impairment of exploration and evaluation assets requires judgment to determine whether indicators of impairment exist including factors such as, the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date. Management has assessed impairment indicators on the Company’s exploration and evaluation assets and has concluded that no impairment indicators exist as of December 31, 2017.

•	Fair value of derivatives and other financial liabilities

The fair values of financial instruments that are not traded in an active market are determined using valuation techniques. Management uses its judgment to select a method of valuation and makes estimates of specific model inputs that are based on conditions existing at the end of each reporting period. Refer to Note 10 and 20 for further details on the methods and assumptions associated with the measurement of the construction financing liabilities.

The valuation of the convertible notes at inception was completed using a discounted cash flow analysis that required various estimates and assumptions, including the discount rate for a similar non-convertible instrument. Refer to Note 11 for further details on the methods and assumptions associated with measurement of the convertible notes.

•	Recovery of potential deferred tax assets

The Company has carry-forward losses and other tax attributes that have the potential to reduce tax payments in future years.

Judgment is required in determining whether deferred tax assets are recognized in the consolidated financial statements. Deferred tax assets are recognized for all deductible temporary differences, carry-forward of unused tax credits and tax losses to the extent it is probable future taxable earnings will be available against which they can be utilized. The carrying values of the deferred tax assets are reviewed at each statement of financial position date and may be reduced if it is no longer probable that sufficient taxable earnings will be available to benefit from all or part of the assets. Estimates of future taxable earnings are based on forecasted cash flows from operations and the application of existing tax laws. Refer to Note 21 for further details on the recovery of deferred tax assets.

•	Functional currency

The determination of functional currency requires judgment where the operations of the Company are changing or currency indicators are mixed. Additionally, the timing of a change in functional currency is a judgment as the balance of currency indicators may change over time. The impact on the consolidated results from the change in functional currency is described in Note 3.

•	Commercial production

The determination of when a mine is in the condition necessary for it to be capable of operating in the manner intended by management (referred to as “commercial production”) is a matter of significant judgement. In making this determination, management considers specific facts and circumstances. These factors include, but are not limited to, whether the major capital expenditures to bring the mine to the condition necessary for it to be capable of operating in the manner intended by management have been completed, completion of a reasonable period of commissioning and consistent operating results being achieved at a pre-determined level of design capacity for a reasonable period of time. The Company concluded commercial production was achieved for the Brucejack Mine on July 1, 2017.